Description of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

The Company was originally incorporated under the name Mountain West Business Solutions, Inc. (“MWBS”) on August 31, 2006 in the State of Colorado. Effective October 15, 2009, MWBS acquired Sunshine Biopharma, Inc. in a transaction classified as a reverse acquisition. MWBS concurrently changed its name to Sunshine Biopharma, Inc. and Sunshine Biopharma, Inc. changed its name to Sunshine Etopo, Inc. In 2015, Sunshine Etopo, Inc. became inactive and was recently dissolved.

On January 1, 2018, the Company acquired Atlas Pharma Inc., a fully certified Canadian company offering chemical analysis of pharmaceutical and other industrial samples. As a result of this and the recent formation of NOX Pharmaceuticals, Inc., Sunshine Biopharma, Inc. is now operating through three wholly owned subsidiaries, including:

● NOX Pharmaceuticals, Inc., a recently formed Colorado company focused on the research, development and commercialization of proprietary drugs for the treatment of cancer including Adva-27a, a multi-purpose anti-tumor compound targeted for the treatment of multidrug resistant cancer;

● Sunshine Biopharma Canada Inc., a Canadian company formed in July 2014, which offers generic prescription drugs for the treatment of cancer and other acute and chronic indications; and

● Atlas Pharma Inc., a Canadian company acquired in January 2018, offering certified chemical analysis of pharmaceutical and other industrial samples.

The financial statements represent the consolidated activity of Sunshine Biopharma, Inc. and its subsidiaries (hereinafter collectively referred to as the "Company"). The Company was originally formed for the purposes of conducting research, development and commercialization of drugs for the treatment of various forms of cancer. The Company may also engage in any other business that is permitted by law, as designated by the Board of Directors of the Company. NOX Pharmaceuticals, Inc. and Atlas Pharma Inc. are not included in the Company's 2017 financials.

During the last year the Company has continued to raise money through stock sales and borrowings.

The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the Company’s generic pharmaceuticals business and proprietary drug development program.